Long-term Debt (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 13, 2024 CAD ($)	Oct. 27, 2022 CAD ($)	Oct. 27, 2022 USD ($)	Aug. 30, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 109,919,000			$ 117,382,000
Borrowings, interest rate									3.97%
Accumulated amortization	403,000			215,000
Current portion of long-term debt	8,059,000			12,687,000
Long-term debt	101,860,000			104,695,000
Unamortized transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(338,000)			(400,000)
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	140,000,000						$ 2,876,000	$ 2,000
Maximum borrowing capacity, potential increase	$ 190,000,000
Borrowings, optional renewal period term	1 year	1 year
Credit Facility | US prime rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							1.00%	1.00%
Credit Facility | Bottom of range | Canadian or US prime rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.75%		0.75%
Credit Facility | Bottom of range | Bankers’ acceptances or LIBOR rates
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%		2.00%
Credit Facility | Top of range | Canadian or US prime rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.75%		1.75%
Credit Facility | Top of range | Bankers’ acceptances or LIBOR rates
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.00%		3.00%
Credit Facility | USD
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 61,829,000		$ 43,000	71,773,000	$ 53,000
Credit Facility | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	77,729,000			81,073,000
Secured loans | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	0			8,537,000
Subordinated unsecured loans
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 20,000,000
Subordinated unsecured loans | First tranche
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						10,000,000
Subordinated unsecured loans | Second tranche
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 10,000,000
Subordinated unsecured loans | Bottom of range | First tranche
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.00%
Subordinated unsecured loans | Bottom of range | Second tranche
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						7.10%
Subordinated unsecured loans | Top of range | First tranche
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						7.25%
Subordinated unsecured loans | Top of range | Second tranche
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.35%
Subordinated unsecured loans | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000,000			20,000,000
Purchase price payable, maturity July 1, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 4,479,000		$ 3,115	8,436,000	$ 6,230
Borrowings, interest rate	4.40%		4.40%
Borrowings, annual installments	$ 4,479,000	$ 3,115
Purchase price payable, maturity July 1, 2025 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	4,431,000			8,172,000
Purchase price payable, maturity December 1, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 8,625,000
Borrowings, interest rate	8.00%		8.00%
Borrowings, annual installments, year one and two	$ 3,450,000
Borrowings, annual installments, year three	1,725,000
Purchase price payable, maturity December 1, 2027 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	7,718,000			0
Other debt from XRM Acquisition | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	379,000			$ 0
Letters of credit
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 2,500,000